Non-current Assets and Disposal Groups Held for Sale and Liabilities Included in Disposal Groups for Sale (Details) - Schedule of Non-current Assets and Disposal Groups Held for Sale and Liabilities Included in Disposal Groups for Sale - CLP ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Assets received in lieu of payment or awarded at judicial sale (*)
Assets awarded in judicial auction	[1]	$ 20,012	$ 10,006
Assets received in lieu of payment	[1]	5,912	4,065
Provision for assets received in lieu of payment or awarded	[1]	(2,022)	(1,042)
Non-current assets for sale
Investments in other companies
Assets for recovery of assets transferred in financial leasing operations		1,555	744
Disposal groups held for sale
Total		$ 25,457	$ 13,773

[1]	Assets received in lieu of payment refer to assets accepted as payment for past-due or written-off debts owed by customers. The assets acquired in this manner does not exceed 20% of the Bank’s effective equity.